Intangible Assets - Sensitivity Analysis For Cash Generating Units (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Woori Investment Securities Co., Ltd. | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	₩ (167,568)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	206,668
Woori Investment Securities Co., Ltd. | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	140,527
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(116,990)
Woori Asset Trust Co., Ltd. | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(30,766)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	37,046
Woori Asset Trust Co., Ltd. | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	21,975
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(18,310)
Woori Asset Management Corp. | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(24,947)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	29,634
Woori Asset Management Corp. | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	16,999
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(14,378)
Woori Venture Partners Co., Ltd. | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(33,705)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	42,300
Woori Venture Partners Co., Ltd. | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	29,384
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(23,668)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(97,991)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	116,379
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	78,719
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(66,567)
WOORI BANK (CAMBODIA) PLC | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(52,311)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	62,246
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	42,278
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(35,687)
PT Woori Finance Indonesia Tbk. | Discount rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(12,212)
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	14,235
PT Woori Finance Indonesia Tbk. | Terminal growth rate (%)
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	9,220
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ 7,946